Stock-based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) extension_option $ / shares shares	Dec. 09, 2024 USD ($) $ / shares shares	Oct. 18, 2024 USD ($) shares	Oct. 02, 2024 USD ($) shares	Mar. 31, 2023 shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 01, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerated vesting (in shares) | shares				203,651
Accelerated vesting expense				$ 223
Stock options granted (in shares) | shares		975,409
Stock options granted, exercise price (in usd per share) | $ / shares		$ 12.20
Compensation expense remaining to be recognized, stock options	$ 6,063					$ 6,063		$ 6,063
Discount percent for lack of marketability								20.00%
Accelsius Holdings LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense			$ 616
Discount percent for lack of marketability			20.00%
Shares issued for stock based payment (in shares) | shares			16,427
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense						1,604
Compensation expense remaining to be recognized, awards excluding stock options	$ 23,241					$ 23,241		$ 23,241
Compensation expense remaining to be recognized, period						1 year 7 months 24 days
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense						$ 405
Compensation expense remaining to be recognized, period						1 year 8 months 4 days
Grant date fair value		$ 6,468
Expected volatility rate		56.00%
Risk-free rate of return, minimum		4.00%
Risk-free rate of return, maximum		4.10%
Expiration period (in years)		10 years
Stock options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term		5 years 3 months 10 days
Stock options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term		5 years 7 months 13 days
SARs | Accelsius Holdings LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares) | shares	350,000
Compensation expense						$ 13,531
Expected volatility rate	70.00%
Expected term	2 years
Base price for awards (in usd per share) | $ / shares	$ 12.175					$ 12.175		$ 12.175
Award vesting period	2 years
Risk-free rate of return	4.00%
Cash-settled SARs | Accelsius Holdings LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value	$ 1,160
Number of participants receiving grants (in shares) | extension_option	2
Stock-settled SARs | Accelsius Holdings LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value	$ 12,371
Number of participants receiving grants (in shares) | extension_option	3
Capital Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares							1,585,125
Compensation expense						$ 0	$ 137		$ 205
2024 Equity and Incentive Compensation Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares				11,022,894
Share limit increase percentage				3.00%
Stock options granted (in shares) | shares		975,409
2024 Equity and Incentive Compensation Plan | RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares) | shares		2,036,476
Accelcius Subsidiary Equity Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares) | shares					3,300,000
Shares issued in period (in shares) | shares						168,500	110,000		365,500
Compensation expense						$ 1,341	$ 918		$ 705
Compensation expense remaining to be recognized, awards excluding stock options	$ 8,103					$ 8,103		$ 8,103
Compensation expense remaining to be recognized, period						2 years 5 months 1 day